Right-of-Use Assets (Tables)	6 Months Ended
Dec. 31, 2022
Right-of-Use Assets [Abstract]
Schedule of right-of-use assets
	Consolidated
	31 December	30 June
	2022	2022
	$	$

Land and buildings - right-of-use	400,140	105,597
Less: Accumulated depreciation	-	(70,398)
	400,140	35,199